Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
ETF Opportunities Trust

T-REX 2X Long MSTR Daily Target ETF (MSTU)
T-REX 2X Inverse MSTR Daily Target ETF (MSTZ)
T-REX 2X Long NFLX Daily Target ETF (NFLU)
T-REX 2X Inverse NFLX Daily Target ETF (NFLD)
(each a “Fund”)
Exchange: Cboe BZX Exchange, Inc.
Supplement dated January 22, 2026
to the Prospectus,
dated December 31, 2025 as supplemented from time to time